Deferred Income Tax	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Deferred Income Tax
23	DEFERRED INCOME TAX
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024
	(In millions)
At beginning of period	¥(622,259)	¥(250,120)
Deferred tax benefit	310,959	56,011
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	8,168	(15,485)
Financial instruments at fair value through other comprehensive income reserve	103,410	(417,101)
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,013)	3,644
Exchange differences on translating foreign operations reserve	(20)	—
Acquisition and disposal of subsidiaries and businesses	(314)	(50)
Exchange differences and others	478	842

At end of period	¥(202,591)	¥(622,259)

The deferred tax assets and liabilities at March 31, 2025 and 2024 were attributable to the following items:

	At March 31,
	2025	2024
	(In millions)
Deferred tax assets:
Loans and advances	¥541,431	¥479,525
Lease liabilities	103,033	108,270
Provision for interest repayment	58,601	34,185
Derivative financial instruments	48,391	—
Retirement benefits	8,743	9,633
Tax losses carried forward	4,368	14,493
Investment securities	2,888	10,958
Other deductible temporary differences	235,494	185,708

Total deferred tax assets	1,002,949	842,772

Deferred tax liabilities:
Investment securities	845,837	1,003,374
Right of use assets	102,853	108,421
Retirement benefits	75,700	91,220
Goodwill and intangible assets	11,904	17,583
Lease transactions	5,560	5,972
Property, plant and equipment	2,998	4,015
Derivative financial instruments	—	91,464
Other taxable temporary differences	160,688	142,982

Total deferred tax liabilities	1,205,540	1,465,031

Net deferred tax liabilities (1)	¥(202,591)	¥(622,259)

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

On March 31, 2025, the Government of Japan promulgated the Act for Partial Amendment of the Income Tax Act and Other Acts. This law imposes a
4
%
corporation surtax for fiscal years beginning on or after April 1, 2026 to fund the costs for the national defense. As a result, the effective statutory tax rate of the Company which is
30.62
%
during the fiscal year beginning April 1, 2025 will be
31.52
%
for the fiscal year beginning April 1, 2026. The Group measured deferred tax assets and liabilities at the rates that were expected to apply to the period when the assets are realized or the liabilities are settled, based on the tax rate that had been enacted or substantively enacted at March 31, 2025. Accordingly, the tax rate changes in Japan increased deferred tax benefit by
¥
16
 billion for the fiscal year ended March 31, 2025.
The Company has adopted the group aggregation system in Japan. Under the group aggregation system, each company consisting of the parent company and its wholly-owned domestic subsidiaries (an “aggregation group”) individually files its own tax return, while aggregating the taxable profits or losses on an aggregation group basis. In that aggregation, any unused tax losses carried forward, except for certain specified tax losses carried forward, by one company could be used by another company within the aggregation group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on an aggregation group basis, but only to the extent that it was probable that the aggregation group’s future taxable profits would be available against which the deductible temporary differences and tax losses carried forward could be utilized.
The deferred tax assets of the Company and its wholly-owned domestic subsidiaries, which adopted the group aggregation system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly-owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2025 and 2024 for which no deferred tax assets were recognized.

	At March 31,
	2025	2024
	(In millions)
Deductible temporary differences	¥313,645	¥249,254
Tax losses carried forward which will expire in 1 year	14,653	17,910
2 years	34,369	13,539
3 years	2,540	34,740
4 years	114,096	2,540
5 years	46,323	140,072
6 years	40,580	47,298
7 years	40,090	41,376
8 years	34,383	40,738
9 years	43,006	34,344
10 years and thereafter	71,371	56,634

Total deductible temporary differences and tax losses carried forward (1)	¥755,056	¥678,445

(1)
Under the group aggregation system, the Company and its wholly-owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥
304,322 million and ¥221,489 million at March 31, 2025 and 2024, respectively.
In addition to the above table, the Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥703 billion and ¥476 billion at March 31, 2025 and 2024, respectively.
At March 31, 2025 and 2024, the taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized amounted to ¥5,826 billion and ¥6,452 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.
Deferred tax benefit and expense for the fiscal years ended March 31, 2025 and 2024 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
Derivative financial instruments	¥142,796	¥37,699
Loans and advances	64,071	28,514
Investment securities	46,020	(54,760)
Provision for interest repayment	24,415	(1,778)
Tax losses carried forward	(10,807)	(78,217)
Goodwill and intangible assets	6,690	6,634
Retirement benefits	6,560	5,350
Right of use assets	5,253	4,539
Lease liabilities	(4,899)	(4,254)
Property, plant and equipment	1,027	91,002
Lease transactions	804	1,450
Other temporary differences—net	29,029	19,832

Total deferred tax benefit	¥310,959	¥56,011